UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sumito Life Insurance Co.
           -----------------------------------------------------
Address:   Sumisei Kowa Toyo-Cho Bld, 2F
           2-3-25, Toyo Koto-Ku Tokya JAPAN 135-0016
           -----------------------------------------------------

Form 13F File Number: 028-04674
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Naoki Sugie
        -------------------------
Title:  Assistant General Manager
        -------------------------
Phone:  81-3-5617-2133
        -------------------------

Signature, Place, and Date of Signing:

/s/ Naoki Sugie                     Tokyo, Japan                      8/22/2003
---------------                     ------------                      ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            86
                                         ------------
Form 13F Information Table Value Total:  $885,323,301
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ABBOTT LABS COM                Common           00282410   5678275  107952          PENSION             x      0    0
ADOBE SYS INC COM              Common           00724F10   7884270  195688          PENSION             x      0    0
AGILENT TECHNOLOGIES INC       Common           00846U10   3520822  100710          PENSION             x      0    0
ALCOA INC COM                  Common           01381710  11150736  295462          PENSION             x      0    0
AMERICAN ELEC PWR INC COM      Common           02553710   4632736  100515          PENSION             x      0    0
AMERICAN EXPRESS CO COM        Common           02581610   9552691  233220          PENSION             x      0    0
AMERICAN HOME PRODS CORP       Common           02660910   8393024  127845          PENSION             x      0    0
AMERICAN INTL GROUP INC C      Common           02687410  22196684  307689          PENSION             x      0    0
AMGEN INC COM                  Common           03116210   6069217  101696          PENSION             x      0    0
ANHEUSER BUSCH COS INC CO      Common           03522910   9219042  176610          PENSION             x      0    0
AOL TIME WARNER INC COM        Common           00184A10  13595321  574855          PENSION             x      0    0
APACHE CORP COM                Common           03741110   2864761   50365          PENSION             x      0    0
APPLIED MATLS INC COM          Common           03822210   6917905  127472          PENSION             x      0    0
AT&T CORP COM                  Common           00195710   3585959  228405          PENSION             x      0    0
BANK AMER CORP COM             Common           06050510  22869888  336223          PENSION             x      0    0
BAXTER INTL INC COM            Common           07181310   7957824  133700          PENSION             x      0    0
BEA SYS INC COM                Common           07332510   3610378  263339          PENSION             x      0    0
BELLSOUTH CORP COM             Common           07986010   9984268  270870          PENSION             x      0    0
BOEING CO COM                  Common           09702310   6202538  128550          PENSION             x      0    0
BRISTOL MYERS SQUIBB CO C      Common           11012210   7703142  190248          PENSION             x      0    0
CHEVRONTEXACO CORP COM         Common           16676410  13945993  154492          PENSION             x      0    0
CISCO SYS INC COM              Common           17275R10  16885796  997389          PENSION             x      0    0
CITIGROUP INC COM              Common           17296710  40198454  811762          PENSION             x      0    0
CLEAR CHANNEL COMMUNICATI      Common           18450210   5868966  114160          PENSION             x      0    0
DELL COMPUTER CORP COM         Common           24702510  10319847  395245          PENSION             x      0    0
DOW CHEM CO COM                Common           26054310   3533335  107987          PENSION             x      0    0
DU PONT E I DE NEMOURS &       Common           26353410   5229407  110910          PENSION             x      0    0
DUKE ENERGY CORP COM           Common           26439910   5766163  152544          PENSION             x      0    0
EL PASO CORP COM               Common           28336L10   4487361  101916          PENSION             x      0    0
EXXON MOBIL CORP COM           Common           30231G10  33007190  753073          PENSION             x      0    0
FEDEX CORP COM                 Common           31428X10   7161174  123256          PENSION             x      0    0
FIRST DATA CORP COM            Common           31996310  14051613  161050          PENSION             x      0    0
FORD MTR CO DEL COM PAR        Common           34537086   3896917  236320          PENSION             x      0    0
GANNETT INC COM                Common           36473010   6156566   80901          PENSION             x      0    0
GENERAL ELEC CO COM            Common           36960410  36068207  963103          PENSION             x      0    0
GENERAL MLS INC COM            Common           37033410   5046449  103305          PENSION             x      0    0
HEWLETT PACKARD CO COM         Common           42823610   4350845  242522          PENSION             x      0    0
IDEC PHARMACEUTICALS CORP      Common           44937010   1829978   28460          PENSION             x      0    0
ILLINOIS TOOL WKS INC COM      Common           45230810  11962855  165347          PENSION             x      0    0
INTEL CORP COM                 Common           45814010  24730446  813234          PENSION             x      0    0
INTERNATIONAL BUSINESS MA      Common           45920010  13350376  128369          PENSION             x      0    0
INTL PAPER CO COM              Common           46014610  10313153  239785          PENSION             x      0    0
JOHNSON & JOHNSON COM          Common           47816010  19663288  302745          PENSION             x      0    0
LILLY ELI & CO COM             Common           53245710   6125947   80393          PENSION             x      0    0
LOCKHEED MARTIN CORP COM       Common           53983010   9058313  157317          PENSION             x      0    0
LOWES COS INC COM              Common           54866110  12220560  280997          PENSION             x      0    0
MARSH & MCLENNAN COS INC       Common           57174810  11639503  103242          PENSION             x      0    0
MAY DEPT STORES CO COM         Common           57777810   6728838  193080          PENSION             x      0    0
MERCK & CO INC COM             Common           58933110  10877726  188915          PENSION             x      0    0
MICROSOFT CORP COM             Common           59491810  37858215  627727          PENSION             x      0    0
MINNESOTA MNG & MFG CO CO      Common           60405910  10352050   90010          PENSION             x      0    0
MORGAN STANLEY COM NEW         Common           61744644  12694222  221501          PENSION             x      0    0
NABORS INDS INC COM            Common           62956810   3328455   78780          PENSION             x      0    0
NIKE INC CL B                  Common           65410610   4318200   71958          PENSION             x      0    0
OMNICOM GROUP INC COM          Common           68191910   5933134   62851          PENSION             x      0    0
ORACLE CORP COM                Common           68389X10   6150426  480502          PENSION             x      0    0
PAYCHEX INC COM                Common           70432610   5517903  138990          PENSION             x      0    0
PEPSICO INC COM                Common           71344810   8209100  159400          PENSION             x      0    0
PFIZER INC COM                 Common           71708110  25805566  649360          PENSION             x      0    0
PHARMACIA CORP COM             Common           71713U10   3551853   78790          PENSION             x      0    0
PHELPS DODGE CORP COM          Common           71726510   6247219  148390          PENSION             x      0    0
PHILIP MORRIS COS INC COM      Common           71815410  13962396  265092          PENSION             x      0    0
PROCTER & GAMBLE CO COM        Common           74271810  14917553  165585          PENSION             x      0    0
QUALCOMM INC COM               Common           74752510   4081079  108424          PENSION             x      0    0
SAFEWAY INC COM NEW            Common           78651420   7670958  170390          PENSION             x      0    0
SARA LEE CORP COM              Common           80311110   5556580  267658          PENSION             x      0    0
SCHLUMBERGER LTD COM           Common           80685710   8378203  142438          PENSION             x      0    0
SIEBEL SYS INC COM             Common           82617010   9853470  302161          PENSION             x      0    0
SOUTHERN CO COM                Common           84258710   4792041  180900          PENSION             x      0    0
SOUTHWEST AIRLS CO COM         Common           84474110         0       0          PENSION             x      0    0
SPRINT CORP PCS COM SER 1      Common           85206150      4507     438          PENSION             x      0    0
SUN MICROSYSTEMS INC COM       Common           86681010   2464837  279460          PENSION             x      0    0
TARGET CORP COM                Common           87612E10  14517426  336675          PENSION             x      0    0
TENET HEALTHCARE CORP COM      Common           88033G10   7745501  115570          PENSION             x      0    0
TEXAS INSTRS INC COM           Common           88250810   5793328  175025          PENSION             x      0    0
TJX COS INC NEW COM            Common           87254010   7109257  177687          PENSION             x      0    0
TRICON GLOBAL RESTAURANTS      Common           89595310  10772963  183276          PENSION             x      0    0
UNITED TECHNOLOGIES CORP       Common           91301710  14989513  202015          PENSION             x      0    0
UNOCAL CORP COM                Common           91528910   4355000  111810          PENSION             x      0    0
US BANCORP DEL COM NEW         Common           90297330  14893717  659890          PENSION             x      0    0
VERIZON COMMUNICATIONS CO      Common           92343V10  11292714  247376          PENSION             x      0    0
VIACOM INC CL B                Common           92552430  11390796  235493          PENSION             x      0    0
WAL MART STORES INC COM        Common           93114210  23501099  383441          PENSION             x      0    0
WELLS FARGO & CO NEW COM       Common           94974610  22175117  448889          PENSION             x      0    0
XILINX INC COM                 Common           98391910   1762609   44220          PENSION             x      0    0
YAHOO INC COM                  Common           98433210   5311547  287577          PENSION             x      0    0